CONVERTIBLE PREFERRED STOCK AND EQUITY - Common Stock Shares Reserved For Future Issuance (Details) - shares shares in Thousands	Dec. 31, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Reserved shares of common stock for future issuance (in shares)	53,574	86,665
Stock options issued and outstanding
Class of Stock [Line Items]
Reserved shares of common stock for future issuance (in shares)	15,010	21,691
Restricted stock units
Class of Stock [Line Items]
Reserved shares of common stock for future issuance (in shares)	6,499
Public warrants outstanding
Class of Stock [Line Items]
Reserved shares of common stock for future issuance (in shares)	10,000
Private placement warrants outstanding
Class of Stock [Line Items]
Reserved shares of common stock for future issuance (in shares)	5,333
2021 Incentive Award Plan available shares
Class of Stock [Line Items]
Reserved shares of common stock for future issuance (in shares)	16,732
Conversion of outstanding redeemable convertible preferred stock
Class of Stock [Line Items]
Reserved shares of common stock for future issuance (in shares)		63,756
Warrants issued and outstanding.
Class of Stock [Line Items]
Reserved shares of common stock for future issuance (in shares)		318
Remaining shares available for future issuance
Class of Stock [Line Items]
Reserved shares of common stock for future issuance (in shares)		900